Basic of Presentation	9 Months Ended
Sep. 30, 2022
Summary of significant accounting policies [Abstract]
BASIC OF PRESENTATION
1.	BASIC OF PRESENTATION

Basis of preparation

The accompanying unaudited interim condensed consolidated balance sheet as of September 30, 2022, the unaudited interim condensed consolidated statements of comprehensive loss for the nine months ended September 30, 2021 and 2022, the cashflows for the nine months ended September 30, 2021 and 2022, and the related footnote disclosures are unaudited. These unaudited interim condensed consolidated financial statements of the Company have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) for interim financial information using accounting policies that are consistent with those used in the preparation of the Company’s audited consolidated financial statements for the year ended December 31, 2021. Accordingly, these unaudited interim condensed consolidated financial statements do not include all of the information and footnotes required by U.S. GAAP for annual financial statements.

In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements contain all normal recurring adjustments necessary to present fairly the financial position, operating results and cash flows of the Company for each of the periods presented. The results of operations for the nine months ended September 30, 2022 are not necessarily indicative of results to be expected for any other interim period or for the full year of 2022. The consolidated balance sheet as of December 31, 2021 was derived from the audited consolidated financial statements at that date but does not include all of the disclosures required by U.S. GAAP for annual financial statements. These unaudited interim condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2021.

Variable interest entities (“VIEs”)

Structured funds

The Group grants loans to customers through structured funds set up by trust companies. The assets of the structured funds can only be used to settle obligations of consolidated VIEs. The Group is general partner of the funds, promising the expected returns for limited partners, and providing credit enhancement on the loans to customers under the funds. The Group is also the manager of the funds, making decisions in the loan origination process. The Group is the primary beneficiary of the funds as it has the power to direct the activities that most significantly impact the economic performance of the funds and it has obligation to absorb losses of the funds that could potentially be significant to the funds or the right to receive benefits from the funds that could potentially be significant to the funds. The Group consolidates the structured funds as it is the primary beneficiary of the funds as of September 30, 2022.